Fair value of financial instruments (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total of allowance for loan losses	$ 72,751,000	$ 72,976,000	$ 88,547,000	$ 78,615,000
Amortization of Deferred Charges, Total	6,700,000	7,100,000
Available-For-Sale Securities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value, Assets, Level 2 to Level 1 Transfers, Amount	$ 4,116,000